INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

The Company’s inventories are consisted of the follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	5,499,573	4,543,103
Work-in-progress	3,237,480	2,103,946
Finished goods	8,713,231	11,568,488
Total	17,450,284	18,215,537